Stockholders’ Deficit and Stock-Based Compensation - Additional Information (Details)												1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended		13 Months Ended
	Jan. 08, 2026	Oct. 28, 2025 shares	Oct. 24, 2025 USD ($) shares	Oct. 14, 2025 USD ($)	Oct. 13, 2025 shares	Sep. 30, 2025 USD ($) $ / shares shares	Aug. 08, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 27, 2024 USD ($) shares	Oct. 18, 2024 USD ($) $ / shares	Feb. 15, 2022 $ / shares shares	Nov. 30, 2023 shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Feb. 02, 2026 USD ($) shares	Jun. 09, 2025 shares
Subsidiary, Sale of Stock [Line Items]
Preferred stock authorized (in shares)						10,000,000		10,000,000					10,000,000	10,000,000		10,000,000
Preferred stock par value (in dollar per share) | $ / shares						$ 0.001		$ 0.001					$ 0.001	$ 0.001		$ 0.001
Warrants fair value | $						$ 0		$ 0					$ 0	$ 0		$ 0
Preferred stock, value, issued | $						0		0					0	0		$ 0
Issuance of Series A Convertible Preferred Stock, net of issuance costs | $													21,220,000	$ 21,220,000
Restricted stock units
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares)														444
Vesting period (in years)														3 years		3 years
Weighted-average period over which unamortized stock-based compensation expense will recognized (in years)														9 months 25 days		7 months 17 days
Number of shares withheld (in shares)														1,111		1,810
Unrecognized stock-based compensation related to unvested RSUs | $						$ 600,000		$ 400,000					$ 600,000	$ 600,000		$ 400,000
2022 Omnibus Plan
Subsidiary, Sale of Stock [Line Items]
Number of shares reserved for issuance (in shares)						63,636		27,273					63,636	63,636		27,273
Number of shares issuable																			72,727
Stock-based compensation recognized | $																$ 1,600,000	$ 2,100,000
2022 Omnibus Plan | Options to purchase common stock
Subsidiary, Sale of Stock [Line Items]
Vesting period (in years)																3 years
Contractual period (in years)																10 years
Unrecognized stock-based compensation related to stock options | $								$ 200,000								$ 200,000
Weighted-average period over which unamortized stock-based compensation expense will recognized (in years)																7 months 20 days
2022 Omnibus Plan
Subsidiary, Sale of Stock [Line Items]
Stock-based compensation recognized | $														$ 1,100,000	$ 800,000
2022 Omnibus Plan | Options to purchase common stock
Subsidiary, Sale of Stock [Line Items]
Vesting period (in years)														3 years
Contractual period (in years)														10 years
Unrecognized stock-based compensation related to stock options | $						$ 300,000							$ 300,000	$ 300,000
Number of shares related to unvested stock options (in shares)						11,303							11,303	11,303
Weighted-average period over which unamortized stock-based compensation expense will recognized (in years)														11 months 1 day
Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Stock split, conversion ratio	55
New Circle Principal Investments LLC
Subsidiary, Sale of Stock [Line Items]
Share purchase agreement, maximum amount | $			$ 100,000,000							$ 20,000,000
Share purchase agreement, maximum issuable amount, percent										19.99%
Sale of stock, number of shares authorized (in shares)									154,545
Legal fees | $									$ 100,000
Share purchase agreement, termination period										36 months
Share purchase agreement, termination written notice period										5 days
New Circle Principal Investments LLC | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares authorized (in shares)					909,090
Measurement Input, Discount Rate
Subsidiary, Sale of Stock [Line Items]
Measurement input						0.0194		0.0194					0.0194	0.0194		0.0194
Measurement Input, Expected Term
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price (in dollars per share)						5 years		5 years					5 years	5 years		5 years
Measurement Input, Price Volatility
Subsidiary, Sale of Stock [Line Items]
Measurement input						0.66		0.66					0.66	0.66		0.66
Measurement Input, Expected Dividend Rate
Subsidiary, Sale of Stock [Line Items]
Measurement input						0		0					0	0		0
Warrant
Subsidiary, Sale of Stock [Line Items]
Stock and warrants issued during period, shares, options exercised (in shares)												190		190
Stock and warrants outstanding (in shares)								190
Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Issuance of Class A common stock, net of transaction costs (in shares)													25,000	25,000
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares of common stock (in shares)											1
Number of warrants to purchase each share (in shares)											1
Warrants exercise price (in dollars per share) | $ / shares											$ 302.50
Warrants exercise price (in dollars per share)											5 years
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Purchase option - number of additional units (in shares)											2,545
Exercise price of additional units (in dollars per share) | $ / shares											$ 363.00
Public offering price per unit sold (as percent)											120.00%
Stock and warrants issued during period, shares, options exercised (in shares)												1,272		1,272
Stock and warrants outstanding (in shares)						1,272
Common Class A
Subsidiary, Sale of Stock [Line Items]
Common stock, authorized (in shares)						160,000,000		160,000,000					160,000,000	160,000,000		160,000,000	160,000,000
Common stock, par value (in dollars per share) | $ / shares						$ 0.001		$ 0.001					$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common Class A | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Common stock, authorized (in shares)					760,000,000
Units of share converted (in shares)		68,192
Common Class A | New Circle Principal Investments LLC
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares										$ 0.001
Issuance of Class A common stock, net of transaction costs (in shares)									1,141
Number of shares issued in transaction (in shares)														177,442		28,727
Consideration received on transaction | $														$ 5,900,000		$ 3,000,000
Common Class A | New Circle Principal Investments LLC | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Issuance of Class A common stock, net of transaction costs (in shares)			1,818
Number of shares issued in transaction (in shares)																		25,261
Consideration received on transaction | $																		$ 1,900,000
Common Class A | Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price (in dollars per share) | $ / shares											$ 0.66
Purchase option - number of warrants (in shares)											381
Public offering price per warrant sold (as percent)											120.00%
Common Class B
Subsidiary, Sale of Stock [Line Items]
Common stock, authorized (in shares)						20,000,000		20,000,000					20,000,000	20,000,000		20,000,000	20,000,000
Common stock, par value (in dollars per share) | $ / shares						$ 0.001		$ 0.001					$ 0.001	$ 0.001		$ 0.001	$ 0.001
Convertible Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock authorized (in shares)						25,000							25,000	25,000
Preferred stock par value (in dollar per share) | $ / shares						$ 0.001							$ 0.001	$ 0.001
Preferred stock, authorized amount | $							$ 25,000,000
Preferred dividend														10.00%
Preferred stock, shares outstanding						12,525							12,525	12,525
Preferred stock, convertible, conversion price (in dollars per share) | $ / shares						$ 1,000							$ 1,000	$ 1,000
Accumulated conversion value, conversion price (in dollars per share) | $ / shares							$ 137.50
Convertible Preferred Stock | On Or Before October 15, 2025
Subsidiary, Sale of Stock [Line Items]
Accumulated conversion value thereof							1.25
Convertible Preferred Stock | After October 15, 2025
Subsidiary, Sale of Stock [Line Items]
Accumulated conversion value thereof							3.00
Convertible Preferred Stock | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Conversion of stock, shares converted		1,319
Issuance of Series A Convertible Preferred Stock, net of issuance costs | $				$ 10,000,000
DDH LLC
Subsidiary, Sale of Stock [Line Items]
Noneconomic voting rights (as a percent)														100.00%
Direct Digital Management LLC | Common Class A
Subsidiary, Sale of Stock [Line Items]
Conversion of stock, shares converted														23,500	0
Number of shares of common stock (in shares)						1							1	1			1
Direct Digital Management LLC | Common Class B
Subsidiary, Sale of Stock [Line Items]
Number of shares of common stock (in shares)								197,600								197,600
DDM | Common Class B
Subsidiary, Sale of Stock [Line Items]
Number of shares of common stock (in shares)						174,100							174,100	174,100